SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Deferred revenue	$ 4,778	$ 3,541	$ 35,913	$ 43,677
Revenue, remaining performance obligations	$ 680
Remaining performance obligations percentage	100.00%
Remaining performance obligations allocated to research and development activities	$ 31,136
Percentage of remaining performance obligations allocated to research and development activities	35.00%